Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Funko Acquisition Holdings, L.L.C. [Member]
Significant Accounting Policies

2. Significant Accounting Policies

Use of Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and assumptions.

Significant Accounting Policies

A description of the Company’s significant accounting policies is included in the audited financial statements within its Annual Report on Form 10–K for the year ended December 31, 2018.

Recently Adopted Accounting Standards

Lease Accounting. In February 2016, the FASB issued guidance related to lease accounting that requires the recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements for leases with a term of more than 12 months. The Company adopted the standard on January 1, 2019 by recognizing and measuring leases at the adoption date with a cumulative effect of initially applying the guidance recognized at the date of initial application.  Comparative information has not been restated and continues to be reported under the standards in effect for those periods.

The Company has elected the “package of practical expedients” and as a result is not required to reassess under the new standard its prior accounting conclusions about lease identification, lease classification and initial direct costs for lease contracts that exist as of the transition date.  However, the Company has not elected the use of hindsight for determining the reasonably certain lease term.

The new lease standard also provides practical expedients and policy elections for an entity’s ongoing accounting. The Company has elected the practical expedient to not separate lease and non-lease components for all of its leases. The Company has also elected the short-term lease recognition exemption, which results in no recognition of right-of-use assets and lease liabilities for existing short-term leases at transition.

Upon adoption on January 1, 2019, the Company recognized operating lease right-of-use assets and lease liabilities that have not previously been recorded. The lease liability for operating leases is based on the net present value of future minimum lease payments. The right-of-use asset for operating leases is based on the lease liability adjusted for the reclassification of certain balance sheet amounts such as deferred and prepaid rent. Deferred and prepaid rent will not be presented separately for periods subsequent to the adoption of the new lease standard.

The cumulative effect of initially applying the new lease accounting standard as of January 1, 2019 is as follows:

	January 1, 2019
	Beginning balance	Cumulative Effect Adjustment	Beginning Balance, As Adjusted
Assets:
Operating lease right-of-use assets	$—	$33,014	$33,014

Liabilities and Stockholders' Equity:
Current portion of operating lease liabilities	$—	$7,380	$7,380
Accrued expenses and other current liabilities	$33,015	$(429)	$32,586
Operating lease liabilities, net of current portion	$—	$30,076	$30,076
Deferred rent and other long-term liabilities	$6,623	$(4,013)	$2,610

The adoption of the standard did not result in any material changes to the recognition of operating lease expenses in the Company’s consolidated statements of operations.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. In February 2018, the FASB issued new guidance that allows an entity to elect to reclassify “stranded” tax effects in accumulated other comprehensive income to retained earnings to address concerns related to accounting for certain provisions of the Tax Cuts and Jobs Act (“the Tax Act”) enacted in December 2017. The adoption of this standard in the first quarter of 2019 had no impact on the Company’s unaudited condensed consolidated financial statements.

2. Significant Accounting Policies

Certain of the significant accounting policies are discussed within the note to which they specifically relate.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and assumptions.

Cash Equivalents

Cash equivalents include amounts due from third-party financial institutions for credit and debit card transactions. These receivables typically settle in less than five days and were $0.1 million for both December 31, 2018 and 2017.

Concentrations of Business and Credit Risk

The Company grants credit to its customers on an unsecured basis. As of December 31, 2018 and 2017, the balance of accounts receivable consisted of 10% and 9%, respectively, of amounts owed from the largest customer for the given period. The collection of these receivables has been within the terms of the associated customer agreement.

For the years ended December 31, 2018 and 2017, there was no individual customer that generated net sales over 10%. For the year ended December 31, 2016, approximately 12% of sales were generated from one customer.

For the year ended December 31, 2018, 15%, 11% and 10% of sales were related to the Company’s three largest license agreements with no other license agreements accounting for more than 10% of sales. For the year ended December 31, 2017, there were no license agreements that accounted for more than 10% of sales. For the year ended December 31, 2016, 15% of sales were related to one license agreement with no other license agreements accounting for more than 10% of sales.

The Company maintains its cash within bank deposit accounts at high quality, accredited financial institutions. These amounts at times may exceed federally insured limits. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to significant credit risk on cash.

Inventory

Inventory consists primarily of figures, plush, accessories and other finished goods, and is accounted for using the first-in, first-out (“FIFO”) method. The Company maintains reserves for excess and obsolete inventories to reflect the inventory balance at the lower of cost or net realizable value. This valuation requires us to make judgments, based on currently available information, about the likely method of disposition, such as through sales to customers, or liquidation, and expected recoverable value of each disposition category. The Company estimates obsolescence based on assumptions regarding future demand. Inventory costs include direct product costs and freight costs.

Property and Equipment

Property and equipment is stated at historical cost, net of accumulated depreciation, and, if applicable, impairment charges. Depreciation of property and equipment is recorded using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows:

Asset	Lives (in years)
Tooling and molds	2
Furniture, fixtures, and warehouse equipment	5 to 7
Computer equipment, software and other	3 to 5
Leasehold improvements	Lesser of useful life or term of lease

Revenue Recognition and Sales Allowance

Revenue from the sale of Company products is recognized when control of the goods is transferred to the customer, which is upon shipment or upon receipt of finished goods by the customer, depending on the contract terms.

The Company routinely enters into arrangements with its customers to provide sales incentives, support customer promotions, and provide allowances for returns and defective merchandise. These sales adjustments require management to make estimates. In making these estimates, management considers all available information including the overall business environment, historical trends and information from customers, such as agreed upon customer contract terms as well as historical experience from the customer. The costs of these programs reduce gross sales in the period the related sale is recognized. The Company adjusts its estimates at least quarterly or when facts and circumstances used in the estimate process change; historically these adjustments have not been material.

Amounts received prior to when control of the goods is transferred to the customer are recorded as deferred revenue on the consolidated balance sheet. Sales terms do not allow for a right of return exception in relation to a manufacturing defect. The Company defers revenue on these advance payments until its performance obligation is satisfied. Deferred revenue is classified as a current liability when recognition is expected within 12 months following the balance sheet date. Deferred revenue was $0.3 million and $3.3 million as of December 31, 2018 and 2017, and the changes in deferred revenue were a decrease of $3.0 million, a decrease of $0.5 million and an increase of $0.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

We have elected to account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities instead of assessing such activities as performance obligations.  Accordingly, shipping and handling activities that are performed by the Company, whether before or after a customer has obtained control of the products, are considered fulfillment costs to satisfy our performance obligation to transfer the products, and are recorded as incurred within cost of sales.

We have made an accounting policy election to exclude from revenue all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer (for example, sales, use, value-added, and some excise taxes).

We have elected the practical expedient permitting expensing of costs to obtain a contract when the expected amortization period is one year or less.

Shipping Revenue and Costs

Shipping and handling costs include inbound freight costs and the cost to ship product to the customer and are included in cost of sales. Shipping fees billed to customers are included in net sales.

Advertising and Marketing Costs

Advertising and marketing costs are expensed when the advertising or marketing event takes place. These costs include the fees to participate in trade shows and Comic-Cons, as well as costs to develop promotional video and other online content created for advertising purposes. These costs are included in selling, general and administrative expenses and for the years ended December 31, 2018, 2017 and 2016 were $10.1 million, $9.1 million, and $6.8 million, respectively.

The Company enters into cooperative advertising arrangements with customers. The fees related to these arrangements are recorded as a reduction of net sales in the accompanying consolidated statements of operations because the Company has determined it does not receive an identifiable benefit and cannot reasonably estimate the fair value of these arrangements.

Product Design and Development Costs

Product design and development costs are recognized in selling, general and administrative expenses in the statements of operations as incurred. Product design and development costs for the years ended December 31, 2018, 2017 and 2016, were $4.7 million, $4.7 million, and $2.3 million, respectively.

Recently Adopted Accounting Standards

Revenue Recognition. In May 2014, the Financial Accounting Standards Board (“FASB”) issued a comprehensive new revenue recognition standard. The new standard allows for a full retrospective approach to transition or a modified retrospective approach. Effective January 1, 2018, the Company adopted ASU 2014-09 and its related amendments (collectively, the “new revenue standards”) using the modified retrospective transition method, which was applied to all contracts not completed as of that date. Results for reporting periods beginning after January 1, 2018 are presented under the new revenue standards, while prior periods were not adjusted. There was no impact related to the cumulative effect of the adoption of the new revenue standards on January 1, 2018. The adoption of the new revenue standard did not have any impact on the Company’s consolidated financial statements as of or for the year ended December 31, 2018. The Company has applied the practical expedient prescribed in the new revenue standards and does not evaluate contracts of one year or less for the existence of a significant financing component.

Substantially all of the Company’s revenues continue to be recognized when control of the goods is transferred to the customer, which is upon shipment or upon receipt of finished goods by the customer, depending on the contract terms. Based on the Company’s analysis of the new revenue standards, revenue recognition from the sale of finished goods to customers, which represents substantially all of the Company’s revenues, was not impacted by the adoption of the new revenue standards.

Recent Accounting Pronouncements Not Yet Adopted

Lease Accounting. In February 2016, the FASB issued guidance related to lease accounting that requires the recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements for leases with a term of more than 12 months. The standard is effective for reporting periods beginning after December 15, 2018, with early adoption permitted.  We will adopt the lease standard and its related amendments on January 1, 2019 with a cumulative adjustment to retained earnings rather than retrospectively adjusting prior periods.  This will result in a balance sheet presentation that is not comparable to prior periods in the year of adoption. The Company is in the process of its implementation which includes evaluating its leasing activities and developing its estimate of the right-of-use asset and lease liability, which is based on the present value of lease payments. To illustrate the magnitude of this change, the amount of our off-balance sheet operating leases at December 31, 2018 is disclosed in Note 12, Commitments and Contingencies. Beginning on January 1, 2019, our operating leases, excluding those with terms less than 12 months, will be discounted and recorded as assets and liabilities on our consolidated balance sheet. The Company does not expect material changes to the recognition of operating lease expenses in its consolidated statements of operations.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. In February 2018, the FASB issued new guidance that allows an entity to elect to reclassify “stranded” tax effects in accumulated other comprehensive income to retained earnings to address concerns related to accounting for certain provisions of the Tax Cuts and Jobs Act (the “Tax Act”) enacted in December 2017. The guidance is effective for annual and interim reporting periods beginning after December 15, 2018, with early adoption permitted. The Company is evaluating the impact the adoption of this standard will have on its consolidated financial statements.